Net investment in finance and sales-type leases (Components of net investment) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Flight Equipment, Net [Abstract]
Future minimum lease payments to be received	$ 715,085
Future minimum lease payments to be received		$ 792,265
Estimated residual values of leased flight equipment	577,353
Estimated residual values of leased flight equipment		528,916
Less: Unearned income	(280,889)
Less: Unearned income		(317,895)
Net investment in finance and sales-type leases	1,011,549
Net investment in finance and sales-type leases	$ 1,011,549	$ 1,003,286